Condensed Interim Statements of Cash Flows ₪ in Thousands, $ in Thousands		3 Months Ended		9 Months Ended			12 Months Ended
		Sep. 30, 2020 ILS (₪)	Sep. 30, 2019 ILS (₪)	Sep. 30, 2020 ILS (₪)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 ILS (₪)	Dec. 31, 2019 ILS (₪)
Cash flows from operating activities:
Net income (loss) | ₪		₪ 55,315	₪ (19,355)	₪ 9,642		₪ (66,178)	₪ (109,194)
Adjustments to profit and loss items:
Depreciation of property, plant and equipment and right-of-use assets | ₪		626	554	1,830		1,079	1,645
Net financial expenses (income) | ₪		285	3,207	13,347		6,586	15,902
Capital gain | ₪				(160)
Increase (decrease) in liability with respect to loans from others | ₪		(62,799)	(2,618)	(64,538)		13,993	14,083
Increase (decrease) in liability with respect to government grants | ₪		(12,686)	(167)	(14,812)		(189)	169
Share-based compensation | ₪		4,600	1,045	8,130		5,168	3,684
Change in employee benefit liabilities, net | ₪		1	1	4		5	7
Total adjustments to profit and loss | ₪		(69,973)	2,022	(56,199)		26,642	35,490
Decrease (increase) in other receivables | ₪		(463)	(629)	(2,274)		(922)	309
Increase (decrease) in trade payables | ₪		4,143	(6,425)	(8,849)		(19,171)	(3,661)
Increase in other payables | ₪		681	(528)	1,086		(256)	127
Total changes in asset and liability | ₪		4,361	(7,582)	(10,037)		(20,349)	(3,225)
Interest paid | ₪		(15)	(11)	(39)		(121)	(131)
Interest received | ₪				1		1	2
Total cash paid and received | ₪		(15)	(11)	(38)		(120)	(129)
Net cash flows used in operating activities | ₪		(10,312)	(24,926)	(56,632)		(60,005)	(77,058)
Cash Flows from Investing Activities:
Purchase of property and equipment | ₪		(3,348)	(2,164)	(6,035)		(6,441)	(7,429)
Proceeds from sale of property and equipment | ₪				160
Increase (decrease) in other long term assets | ₪			3	(381)		233	230
Net cash used in investing activities | ₪		(3,348)	(2,161)	(6,256)		(6,208)	(7,199)
Cash Flows from Financing Activities:
Proceeds from loan from others | ₪							15,337
Repayment of operating lease liabilities | ₪		(306)	(314)	(928)		(943)	(581)
Proceeds from exercise of warrants to public | ₪				14,790			188
Proceeds from exercise of options | ₪		166		166
Proceeds from issuance of shares and options | ₪			70,390			70,578	70,270
Net cash provided by (used in) financing activities | ₪		(140)	70,076	14,028		69,635	85,214
Exchange differences on balances of cash and cash equivalents | ₪		(178)	(1,658)	1,168		(4,058)	(4,373)
Increase (decrease) in cash and cash equivalents | ₪		(13,978)	41,331	(47,692)		(636)	(3,416)
Balance of cash and cash equivalents at the beginning of the period | ₪		38,752	33,916	72,467		75,883	75,883
Balance of cash and cash equivalents at the end of the period | ₪		24,774	75,247	24,774		75,247	72,467
Non cash financing activities
Exercise of warrants to the public | ₪				₪ 30,484		₪ 1,214	₪ 1,214
USD
Cash flows from operating activities:
Net income (loss) | $					$ 2,802
Adjustments to profit and loss items:
Depreciation of property, plant and equipment and right-of-use assets | $					532
Net financial expenses (income) | $					3,879
Capital gain | $					(46)
Increase (decrease) in liability with respect to loans from others | $					(18,756)
Increase (decrease) in liability with respect to government grants | $					(4,305)
Share-based compensation | $					2,363
Change in employee benefit liabilities, net | $					1
Total adjustments to profit and loss | $					(16,332)
Decrease (increase) in other receivables | $					(661)
Increase (decrease) in trade payables | $					(2,572)
Increase in other payables | $					316
Total changes in asset and liability | $					(2,917)
Interest paid | $					(11)
Interest received | $	[1]
Total cash paid and received | $					(11)
Net cash flows used in operating activities | $					(16,458)
Cash Flows from Investing Activities:
Purchase of property and equipment | $					(1,754)
Proceeds from sale of property and equipment | $					46
Increase (decrease) in other long term assets | $					(111)
Net cash used in investing activities | $					(1,819)
Cash Flows from Financing Activities:
Proceeds from loan from others | $
Repayment of operating lease liabilities | $					(270)
Proceeds from exercise of warrants to public | $					4,298
Proceeds from exercise of options | $					48
Proceeds from issuance of shares and options | $
Net cash provided by (used in) financing activities | $					4,076
Exchange differences on balances of cash and cash equivalents | $					341
Increase (decrease) in cash and cash equivalents | $					(13,860)
Balance of cash and cash equivalents at the beginning of the period | $					21,060
Balance of cash and cash equivalents at the end of the period | $					7,200
Non cash financing activities
Exercise of warrants to the public | $					$ 8,859

[1]	Represents an amount lower than NIS\USD 1.